STOCK-BASED COMPENSATION - Valuation Assumptions (Details) - Outstanding options to purchase common stock	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.84%	0.55%	0.54%	1.92%
Expected volatility	70.89%	67.13%	67.65%	62.31%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years 8 months 1 day	5 years 6 months 25 days	5 years 6 months 25 days	5 years 7 months 9 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 8 months 4 days	6 years 8 months 12 days	6 years 8 months 12 days	10 years